Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 24, 2024	Dec. 31, 2025 USD ($) Installment	Feb. 27, 2025 USD ($)	Jun. 22, 2022 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 261,451		$ 293,958
June 2022 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 38,000
Margin on variable rate	2.60%	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]	Term SOFR [Member]
Maturity date			Dec. 24, 2027
Balloon payment			$ 15,000
Minimum liquidity requirements per Loan Facility	$ 2,000		$ 2,000
Balance outstanding				$ 24,000
June 2022 Piraeus Bank Loan Facility [Member] | Additional Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			2
Frequency of periodic payment			quarterly
Installment payment			$ 750
June 2022 Piraeus Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			4
Frequency of periodic payment			quarterly
Installment payment			$ 2,000
June 2022 Piraeus Bank Loan Facility [Member] | Next Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			2
Frequency of periodic payment			quarterly
Installment payment			$ 1,500
June 2022 Piraeus Bank Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			16
Frequency of periodic payment			quarterly
Installment payment			$ 750